Finance costs	12 Months Ended
Dec. 31, 2022
Finance Costs [Abstract]
Finance costs
20.

Finance costs
2022 2021
Interest on long-term debt $ 40,059 $ 39,266
Unwinding of discount on provisions [note 16] 28,979 21,445
Other charges 16,690 15,901
Total $ 85,728 $ 76,612
No

borrowing costs were determined to be eligible for capitalization during the year.